Senior Notes (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Fixed Rate Senior Notes
Senior Notes		$ 1,658,600,000	$ 1,468,400,000
Remaining unamortized debt discount		5,400,000	4,400,000
Senior notes		2,139,718,000	2,043,582,000
Debt Instrument, Stated Percentage		5.90%	5.90%
Debt Instrument, Stated Percentage Rate, Minimum		4.75%
Debt Instrument, Stated Percentage Rate, Maximum		9.625%
Debt Instrument Effective Interest Rate Minimum		5.00%
Debt Instrument Effective Interest Rate Maximum		9.90%
Senior Notes maturity date	Apr. 01, 2018
Maturity Date Range, Start		10/1/2012
Maturity Date Range, End		9/1/2020
Senior Convertible Notes Due 2011 [Member]
Summary of Fixed Rate Senior Notes
Senior Convertible Notes			87,500,000
Senior Convertible Notes Due 2012 [Member]
Summary of Fixed Rate Senior Notes
Senior Convertible Notes		178,900,000	194,100,000
Debt Instrument, Stated Percentage		3.00%
Debt Instrument Effective Interest Rate		5.20%
Senior Notes maturity date		Mar. 01, 2012
Senior Convertible Notes Due 2040 [Member]
Summary of Fixed Rate Senior Notes
Senior Convertible Notes		$ 307,600,000	$ 298,000,000
Debt Instrument, Stated Percentage		1.75%
Debt Instrument Effective Interest Rate		5.30%
Senior Notes maturity date		Nov. 01, 2040